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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-08657


                   	  Pioneer Equity Income Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  October 31

Date of reporting period:  January 31, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

              Pioneer Equity Income Fund
           Schedule of Investments  1/31/09 (unaudited)

 Shares                                                             Value
           COMMON STOCKS - 99.3 %
           Energy - 8.7 %
           Integrated Oil & Gas - 7.7 %
 267,200   Chevron Corp.                                        $ 18,842,944
 307,560   ConocoPhillips                                         14,618,327
 541,600   Marathon Oil Corp.                                     14,747,768
 210,000   Royal Dutch Shell Plc (A.D.R.)                         10,338,300
                                                                $ 58,547,339
           Oil & Gas Storage & Transportation - 1.0 %
 520,000   Spectra Energy Corp.                                 $ 7,545,200
           Total Energy                                         $ 66,092,539
           Materials - 10.8 %
           Aluminum - 1.0 %
1,000,000  Alcoa, Inc. (b)                                      $ 7,790,000
           Diversified Chemical - 2.5 %
 700,000   Dow Chemical Co.                                     $ 8,113,000
 461,400   E.I. du Pont de Nemours & Co.                          10,593,744
                                                                $ 18,706,744
           Diversified Metals & Mining - 1.7 %
 220,000   Compass Minerals International, Inc. (b)             $ 13,237,400
           Forest Products - 0.6 %
 180,000   Weyerhaeuser Co.                                     $ 4,921,200
           Industrial Gases - 1.0 %
 150,000   Air Products & Chemicals, Inc.                       $ 7,545,000
           Specialty Chemicals - 2.0 %
 900,000   Valspar Corp.                                        $ 15,615,000
           Steel - 1.9 %
 157,448   Carpenter Technology                                 $ 2,597,892
 293,000   Nucor Corp.                                            11,951,470
                                                                $ 14,549,362
           Total Materials                                      $ 82,364,706
           Capital Goods - 12.8 %
           Aerospace & Defense - 1.1 %
 170,000   United Technologies Corp.                            $ 8,158,300
           Construction, Farm Machinery & Heavy Trucks - 4.1 %
 230,000   Caterpillar, Inc. (b)                                $ 7,095,500
 200,000   Deere & Co.                                            6,948,000
 641,905   PACCAR, Inc. (b)                                       16,939,873
                                                                $ 30,983,373
           Electrical Component & Equipment - 1.5 %
 350,000   Emerson Electric Co.                                 $ 11,445,000
           Industrial Conglomerates - 0.1 %
 50,000    General Electric Co.                                 $  606,500
           Industrial Machinery - 6.0 %
 988,195   Gorman-Rupp Co. (b)                                  $ 25,297,792
 303,700   Illinois Tool Works, Inc. (b)                          9,918,842
 150,500   Parker Hannifin Corp.                                  5,750,605
 350,000   The Timken Co.                                         5,211,500
                                                                $ 46,178,739
           Total Capital Goods                                  $ 97,371,912
           Commercial Services & Supplies - 0.6 %
           Office Services & Supplies - 0.6 %
 240,000   Mine Safety Appliances Co. (b)                       $ 4,708,800
           Total Commercial Services & Supplies                 $ 4,708,800
           Automobiles & Components - 1.4 %
           Auto Parts & Equipment - 1.4 %
 866,800   Johnson Controls, Inc.                               $ 10,843,668
           Total Automobiles & Components                       $ 10,843,668
           Consumer Durables & Apparel - 2.1 %
           Apparel, Accessories & Luxury Goods - 1.5 %
 200,000   VF Corp.                                             $ 11,204,000
           Household Appliances - 0.6 %
 150,000   Snap-On, Inc.                                        $ 4,527,000
           Total Consumer Durables & Apparel                    $ 15,731,000
           Consumer Services - 1.9 %
           Leisure Facilities - 1.1 %
 780,697   Cedar Fair, L.P. (b)                                 $ 8,376,879
           Restaurants - 0.8 %
 100,000   McDonald's Corp. (b)                                 $ 5,802,000
           Total Consumer Services                              $ 14,178,879
           Media - 0.4 %
           Publishing - 0.4 %
 150,000   McGraw-Hill Co., Inc. (b)                            $ 3,298,500
           Total Media                                          $ 3,298,500
           Retailing - 1.2 %
           Distributors - 1.2 %
 280,000   Genuine Parts Co.                                    $ 8,965,600
           Total Retailing                                      $ 8,965,600
           Food, Beverage & Tobacco - 14.5 %
           Packaged Foods & Meats - 12.8 %
 520,000   Campbell Soup Co.                                    $ 15,792,400
 265,000   General Mills, Inc.                                    15,674,750
 522,550   H.J. Heinz Co., Inc. (b)                               19,073,075
 330,000   Hershey Foods Corp. (b)                                12,302,400
 280,000   Kellogg Co.                                            12,233,200
 660,000   Kraft Foods, Inc.                                      18,513,000
 100,000   The J.M. Smucker Co.                                   4,515,000
                                                                $ 98,103,825
           Soft Drinks - 1.7 %
 100,000   Coca-Cola Co.                                        $ 4,272,000
 166,300   PepsiCo, Inc.                                          8,353,249
                                                                $ 12,625,249
           Total Food, Beverage & Tobacco                       $ 110,729,074
           Household & Personal Products - 3.8 %
           Household Products - 3.8 %
 188,800   Clorox Co.                                           $ 9,468,320
 306,000   Colgate-Palmolive Co.                                  19,902,240
                                                                $ 29,370,560
           Total Household & Personal Products                  $ 29,370,560
           Pharmaceuticals & Biotechnology - 6.3 %
           Pharmaceuticals - 6.3 %
 306,600   Abbott Laboratories                                  $ 16,997,904
 180,000   Eli Lilly & Co.                                        6,627,600
 419,700   Merck & Co., Inc.                                      11,982,435
 850,000   Pfizer, Inc.                                           12,393,000
                                                                $ 48,000,939
           Total Pharmaceuticals & Biotechnology                $ 48,000,939
           Banks - 3.7 %
           Diversified Banks - 2.5 %
 718,700   U.S. Bancorp                                         $ 10,665,508
 431,324   Wells Fargo  & Co.                                     8,152,024
                                                                $ 18,817,532
           Regional Banks - 1.2 %
 700,000   Whitney Holding Corp. (b)                            $ 9,093,000
           Total Banks                                          $ 27,910,532
           Diversified Financials - 1.7 %
           Asset Management & Custody Banks - 1.7 %
 100,000   Northern Trust Corp.                                 $ 5,752,000
 250,000   T. Rowe Price Associates, Inc.  (b)                    6,895,000
                                                                $ 12,647,000
           Total Diversified Financials                         $ 12,647,000
           Insurance - 2.8 %
           Property & Casualty Insurance - 2.8 %
 410,200   Chubb Corp.                                          $ 17,466,316
 100,000   The Traveler Companies, Inc.                           3,864,000
                                                                $ 21,330,316
           Total Insurance                                      $ 21,330,316
           Real Estate - 2.1 %
           Retail Real Estate Investment Trust's - 0.7 %
 200,000   Cedar Shopping Centers, Inc.                         $ 1,226,000
 300,000   Kimco Realty Corp. (b)                                 4,314,000
                                                                $ 5,540,000
           Specialized Real Estate Investment Trust's - 1.4 %
 350,000   Plum Creek Timber Co., Inc. (b)                      $ 10,769,500
           Total Real Estate                                    $ 16,309,500
           Semiconductors - 1.8 %
           Semiconductor Equipment - 0.6 %
 470,000   Applied Materials, Inc.                              $ 4,403,900
           Semiconductors - 1.2 %
 500,000   Microchip Technology (b)                             $ 9,485,000
           Total Semiconductors                                 $ 13,888,900
           Telecommunication Services - 5.1 %
           Integrated Telecommunication Services - 5.1 %
 393,600   AT&T Corp.                                           $ 9,690,432
 100,000   Embarq Corp.                                           3,572,000
1,000,000  Frontier Communications Corp.  (b)                     8,110,000
 339,584   Verizon Communications, Inc.                           10,143,374
 890,847   Windstream Corp.                                       7,732,552
                                                                $ 39,248,358
           Total Telecommunication Services                     $ 39,248,358
           Utilities - 17.7 %
           Electric Utilities - 4.7 %
 740,000   Duke Energy Corp. (b)                                $ 11,211,000
 200,000   Edison International                                   6,514,000
 56,600    FirstEnergy Corp.                                      2,829,434
 120,900   PPL Corp.                                              3,706,794
 340,000   Southern Co.                                           11,373,000
                                                                $ 35,634,228
           Gas Utilities - 6.7 %
 392,100   AGL Resources, Inc. (b)                              $ 12,088,443
 460,000   Equitable Resources, Inc.                              15,745,800
 693,200   Questar Corp.                                          23,554,936
                                                                $ 51,389,179
           Multi-Utilities - 6.3 %
 530,000   NSTAR (b)                                            $ 17,924,600
 529,000   PG&E Corp.                                             20,456,430
 314,600   Public Service Enterprise Group, Inc.                  9,931,922
                                                                $ 48,312,952
           Total Utilities                                      $ 135,336,359
           TOTAL COMMON STOCKS
           (Cost  $834,262,175)                                 $ 758,327,142

Principal
Amount ($)
           TEMPORARY CASH INVESTMENTS - 12.9 %
           Securities Lending Collateral  - 12.9%
           Certificates of Deposit:
2,235,585  Abbey National Plc, 2.52%, 8/13/09                   $ 2,235,585
2,235,355  Bank of Nova Scotia, 3.21%, 5/5/09                     2,235,355
3,573,467  Bank of Scotland NY, 2.92%, 6/5/09                     3,573,467
4,024,053  Barclays Bank, 1.2%, 5/27/09                           4,024,053
4,471,170  CBA, 1.31%, 7/16/09                                    4,471,170
4,024,053  DNB NOR Bank ASA NY, 2.41%, 6/5/09                     4,024,053
4,095,592  Intesa SanPaolo S.p.A., 1.1%, 5/22/09                  4,095,592
 259,084   NORDEA NY, 0.39%, 4/9/09                                259,084
3,353,378  Royal Bank of Canada NY, 2.7%, 8/7/09                  3,353,378
2,235,585  Royal Bank of Scotland, 2.45%, 3/5/09                  2,235,585
 447,054   Skandinavian Enskilda Bank NY, 2.17%, 2/13/09           447,054
4,471,170  Societe Generale, 2.62%, 9/4/09                        4,471,170
4,024,053  Svenska Bank NY, 1.73%, 7/8/09                         4,024,053
4,471,170  U.S. Bank NA, 2.25%, 8/24/09                           4,471,170
                                                                $ 43,920,768
           Commercial Paper:
 426,170   BBVA U.S., 2.83%, 3/12/09                            $  426,170
4,471,170  Monumental Global Funding, Ltd., 2.55%, 8/17/09        4,471,170
2,235,585  CME Group, Inc., 2.9%, 8/6/09                          2,235,585
2,235,444  General Electric Capital Corp., 1.96%, 3/16/09         2,235,444
4,390,689  American Honda Finance Corp., 1.29%, 7/14/09           4,390,689
4,471,170  HSBC Bank, Inc., 2.5%, 8/14/09                         4,471,170
2,235,585  IBM, 2.39%, 9/25/09                                    2,235,585
4,024,053  Met Life Global Funding, 2.47%, 6/12/09                4,024,053
4,024,053  New York Life Global, 2.31%, 9/4/09                    4,024,053
3,800,495  Westpac Banking Corp., 1.01%, 6/1/09                   3,800,495
                                                                $ 32,314,414


           Tri-party Repurchase Agreements:
4,471,170  Deutsche Bank, 0.27%, 2/2/09                         $ 4,471,170
8,942,340  Merrill Lynch, 0.28%, 2/2/09                           8,942,340
4,279,938  Barclays Capital Markets, 0.26%, 2/2/09                4,279,938
                                                                $ 17,693,448

           Money Market Mutual Fund:
1,117,793  Columbia Government Reserves Fund                    $ 1,117,793
3,353,378  JP Morgan, U.S. Government Money Market Fund           3,353,378
                                                                $ 4,471,170
           Total Securities Lending Collateral                  $ 98,399,800
           TOTAL TEMPORARY CASH INVESTMENTS
           (Cost  $98,399,800)                                  $98,399,800
           TOTAL INVESTMENT IN SECURITIES - 112.2%
           (Cost  $932,661,975)(a)                              $ 856,726,942
           OTHER ASSETS AND LIABILITIES - (12.2)%               $ (93,176,595)
           TOTAL NET ASSETS - 100.0%                            $ 763,550,347


(A.D.R.)   American Depositary Receipt

   (a) At January 31, 2009, the net unrealized loss on investments based on cost for federal income tax purposes of $922,298,700 was as follows:

           Aggregate gross unrealized gain for all investments
           in which there is an excess of value over tax cost   $ 175,092,987

           Aggregate gross unrealized loss for all investments
           in which there is an excess of tax cost over value   (240,664,745)

           Net unrealized loss                                  $ (65,571,758)

  (b)      At January 31, 2009, the following securities were out on loan:

 Shares    Description                                              Value
 121,900   AGL Resources, Inc.                                  $ 3,758,177
 190,000   Alcoa, Inc.                                            1,480,100
 86,400    Caterpillar, Inc.                                      2,665,440
 200,300   Cedar Fair, L.P.                                       2,149,219
 62,400    Compass Minerals International, Inc.                   3,754,608
 514,800   Duke Energy Corp.                                      7,799,220
 177,300   Frontier Communications Corp.                          1,437,903
 128,100   Gorman-Rupp Co.                                        3,279,360
 504,000   H.J. Heinz Co., Inc.                                   18,396,000
   100     Hershey Foods Corp.                                      3,728
 286,400   Illinois Tool Works, Inc.                              9,353,824
 66,800    Kimco Realty Corp.                                      960,584
 13,000    McDonald's Corp.                                        754,260
 140,000   McGraw-Hill Co., Inc.                                  3,078,600
 637,000   Microchip Technology                                   9,361,695
 80,000    Mine Safety Appliances Co.                             1,569,600
 478,600   NSTAR                                                  16,186,252
 300,000   PACCAR, Inc.                                           7,917,000
 15,000    Plum Creek Timber Co., Inc.                             461,550
 242,700   T. Rowe Price Associates, Inc.                         6,685,392
 601,400   Whitney Holding Corp.                                  7,812,186
           Total                                                $ 108,864,698


           Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

           Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
           Level 1 - quoted prices in active markets for identical securities Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
           Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

           The following is a summary of the inputs used as of January 31, 2009, in valuing the Fund's assets:

Valuation Inputs                                                  Investments
                                                                in Securities
Level 1 - Quoted Prices                                         $ 758,327,142
Level 2 - Other Significant Observable Inputs                     98,399,800
Level 3 - Significant Unobservable Inputs
Total                                                           $ 856,726,942



ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Equity Income Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date March 31, 2009


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date March 31, 2009



By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date March 31, 2009

* Print the name and title of each signing officer under his or her signature.